Costs and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Operating Costs And Expenses By Nature
The operating costs and expenses by nature are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Personnel (i)	122,988	109,368	46,280
IT Outsourcing, software and hosting expenses (ii)	40,229	37,860	24,783
Marketing and events	8,720	8,649	3,861
Outsourced services (iii)	20,204	23,493	10,383
Traveling	4,223	2,224	1,071
Depreciation and amortization	4,616	4,072	2,400
Facilities	2,906	2,211	1,570
Expected credit losses	852	887	972
Other	2,801	2,938	837

Total	207,539	191,702	92,157

Subscription cost	41,408	38,380	27,801
Services cost	11,424	11,212	7,050
General and administrative	28,348	31,889	13,961
Sales and marketing	67,798	63,521	23,844
Research and development	57,205	45,186	19,039
Other losses	1,356	1,514	462

Total	207,539	191,702	92,157

(i)	This amount refers to personnel compensation (such as wages and benefits) and share-based compensation (refer to note 25 for additional details on share-based compensation).

(ii)	The total amount in IT Outsourcing, software and Hosting expenses refers mainly to hosting and cloud vendors expenses.
(iii)	The increase in outsourcing expenses in 2021 is due to the use of services related to the IPO in 2021, which were not incurred in 2022.